STOCK BASED COMPENSATION (Stock Option Activity) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	266,514	935,000	1,804,000
Granted	141,507	0	159,000
Exercised		(13,000)	(251,000)
Forfeited	(8,334)	(535,000)	(581,000)
Expired	(44,905)	(120,000)	(196,000)
Ending balance	354,782	266,514	935,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance	$ 3.96	$ 4.91	$ 4.54
Granted	2.07	0.00	4.01
Exercised		2.35	3.83
Forfeited	4.06	5.63	4.17
Expired	3.86	4.10	4.35
Ending balance	$ 3.21	$ 3.96	$ 4.91
Additional disclosures
Outstanding - weighted average remaining contract life	5 years 9 months	6 years 10 months 24 days	7 years 3 months 18 days
Outstanding aggregate intrinsic value	$ 0	$ 2	$ 61
Shares vested as of year end (in shares)	285,628	184,000	647,000
Shares vested as of year end (in dollars per share)	$ 3.05	$ 3.96	$ 5.28
Share vested, weighted average remaining contractual life	5 years 2 months	6 years 1 month 6 days	6 years 8 months 12 days
Shares vested, aggregate intrinsic value	$ 0	$ 2	$ 48
Exercisable at the end of the period (in shares)		264,000	893,000	[1]
Exercisable at the end of the period (in dollars per share)	$ 2.07	$ 3.96	$ 4.94	[1]
Weighted average remaining contractual term, exercisable		6 years 10 months 24 days	7 years 3 months 18 days	[1]
Exercisable at year end, aggregate intrinsic value		$ 2	$ 61	[1]

[1]	Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2015.(b) Includes forfeiture adjusted unvested shares.